TRADE AND OTHER PAYABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
TRADE AND OTHER PAYABLES
Trade payables	Rp 17,170		Rp 16,999
Other payables	609		578
Total trade and other payables	Rp 17,779	$ 1,247	Rp 17,577